Average Annual Total Returns - Admiral - Vanguard Financials Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Financials 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(2.07%)	10.80%	10.54%	(2.68%)	10.22%	9.96%	(0.93%)	8.48%	8.53%	(2.01%)	10.90%	10.64%	21.01%	15.46%	13.84%